LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS–98.91%
Aerospace & Defense–1.44%
Boeing Co.
2.25% 6/15/26	250,000	$242,230
2.70% 2/1/27	500,000	482,208
3.10% 5/1/26	350,000	343,880
5.04% 5/1/27	500,000	502,274
6.26% 5/1/27	70,000	72,020
General Dynamics Corp. 2.63% 11/15/27	500,000	480,211
Howmet Aerospace, Inc. 5.90% 2/1/27	150,000	153,669
L3Harris Technologies, Inc. 3.85% 12/15/26	250,000	246,984
Northrop Grumman Corp.
3.20% 2/1/27	150,000	146,936
3.25% 1/15/28	500,000	484,063
RTX Corp.
2.65% 11/1/26	250,000	243,477
3.13% 5/4/27	500,000	486,558
5.75% 11/8/26	175,000	178,215
		4,062,725
Agriculture–1.23%
Altria Group, Inc.
2.63% 9/16/26	350,000	340,416
4.88% 2/4/28	145,000	146,027
Archer-Daniels-Midland Co. 2.50% 8/11/26	250,000	243,971
BAT Capital Corp.
2.26% 3/25/28	250,000	233,622
3.22% 9/6/26	250,000	245,246
3.56% 8/15/27	250,000	243,961
4.70% 4/2/27	250,000	250,362
BAT International Finance PLC 4.45% 3/16/28	150,000	149,377
Bunge Ltd. Finance Corp. 3.75% 9/25/27	400,000	393,265
Philip Morris International, Inc.
0.88% 5/1/26	250,000	240,864
3.13% 8/17/27	250,000	243,671
4.38% 11/1/27	155,000	154,934
4.75% 2/12/27	70,000	70,511
5.13% 11/17/27	500,000	508,727
		3,464,954
Airlines–0.31%
♦American Airlines Pass-Through Trust
3.58% 7/15/29	148,918	143,971
3.60% 3/22/29	286,808	277,808
Southwest Airlines Co. 5.13% 6/15/27	250,000	251,669
♦United Airlines Pass-Through Trust 5.88% 4/15/29	213,107	217,018
		890,466
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Apparel–0.17%
NIKE, Inc. 2.38% 11/1/26	250,000	$243,255
Tapestry, Inc. 4.13% 7/15/27	250,000	246,696
		489,951
Auto Manufacturers–4.24%
American Honda Finance Corp.
2.00% 3/24/28	250,000	232,570
2.35% 1/8/27	150,000	144,648
4.40% 10/5/26	250,000	249,802
4.45% 10/22/27	170,000	169,936
4.55% 3/3/28	250,000	249,893
4.90% 3/12/27	400,000	403,104
4.90% 7/9/27	70,000	70,628
5.25% 7/7/26	150,000	151,357
Ford Motor Co. 4.35% 12/8/26	500,000	492,405
Ford Motor Credit Co. LLC
2.70% 8/10/26	1,500,000	1,446,491
2.90% 2/16/28	200,000	185,067
4.13% 8/17/27	250,000	241,511
4.27% 1/9/27	250,000	244,798
4.95% 5/28/27	350,000	344,914
5.13% 11/5/26	240,000	238,441
5.80% 3/5/27	250,000	251,082
5.92% 3/20/28	200,000	200,893
General Motors Financial Co., Inc.
1.50% 6/10/26	350,000	336,512
2.35% 2/26/27	250,000	238,566
2.70% 8/20/27	350,000	332,954
4.00% 10/6/26	300,000	296,382
5.00% 4/9/27	250,000	250,276
5.35% 7/15/27	150,000	151,272
5.40% 4/6/26	185,000	185,773
5.40% 5/8/27	700,000	706,759
Honda Motor Co. Ltd. 2.53% 3/10/27	250,000	241,179
PACCAR Financial Corp.
4.45% 8/6/27	235,000	236,418
4.50% 11/25/26	60,000	60,352
5.00% 5/13/27	200,000	203,048
5.20% 11/9/26	165,000	167,630
Toyota Motor Corp. 5.28% 7/13/26	120,000	121,344
Toyota Motor Credit Corp.
1.13% 6/18/26	250,000	240,715
1.15% 8/13/27	250,000	232,309
3.05% 3/22/27	250,000	243,982
4.35% 10/8/27	200,000	200,072
4.45% 5/18/26	250,000	250,186
4.55% 8/7/26	85,000	85,271
4.55% 9/20/27	400,000	401,955
4.60% 1/8/27	200,000	201,034
5.00% 8/14/26	250,000	252,160
5.00% 3/19/27	415,000	420,451
LVIP SSGA Short-Term Bond Index Fund–1

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
Toyota Motor Credit Corp. (continued)
5.20% 5/15/26	350,000	$353,149
5.40% 11/20/26	250,000	254,395
		11,981,684
Auto Parts & Equipment–0.08%
BorgWarner, Inc. 2.65% 7/1/27	250,000	239,574
		239,574
Banks–36.35%
Australia & New Zealand Banking Group Ltd.
3.92% 9/30/27	450,000	446,187
4.42% 12/16/26	250,000	250,726
Banco Santander SA
μ1.72% 9/14/27	200,000	191,460
3.80% 2/23/28	200,000	195,277
μ4.18% 3/24/28	200,000	197,984
4.25% 4/11/27	400,000	396,906
5.29% 8/18/27	400,000	405,152
μ5.37% 7/15/28	200,000	202,892
μ5.55% 3/14/28	200,000	203,158
μ6.53% 11/7/27	400,000	411,830
Bank of America Corp.
μ1.73% 7/22/27	500,000	481,926
μ2.55% 2/4/28	1,000,000	964,733
μ3.42% 12/20/28	2,250,000	2,180,532
3.50% 4/19/26	750,000	743,055
μ3.59% 7/21/28	1,000,000	978,588
μ3.71% 4/24/28	1,600,000	1,572,859
μ3.82% 1/20/28	1,100,000	1,086,064
4.25% 10/22/26	500,000	498,412
μ5.93% 9/15/27	750,000	764,631
μ6.20% 11/10/28	750,000	779,490
Bank of Montreal
2.65% 3/8/27	750,000	726,223
μ4.57% 9/10/27	100,000	100,048
5.27% 12/11/26	210,000	212,802
5.30% 6/5/26	400,000	403,626
5.37% 6/4/27	350,000	356,404
Bank of New York Mellon Corp.
2.80% 5/4/26	250,000	246,062
μ3.99% 6/13/28	250,000	247,971
μ4.54% 2/1/29	250,000	250,450
μ4.89% 7/21/28	550,000	555,192
μ4.95% 4/26/27	615,000	618,188
Bank of Nova Scotia
1.35% 6/24/26	500,000	481,512
2.70% 8/3/26	500,000	488,601
μ4.40% 9/8/28	190,000	189,105
μ4.93% 2/14/29	350,000	352,142
5.40% 6/4/27	125,000	127,533
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Barclays PLC
μ4.84% 9/10/28	200,000	$200,177
5.20% 5/12/26	500,000	501,599
μ5.50% 8/9/28	250,000	253,719
μ5.67% 3/12/28	225,000	228,966
μ5.83% 5/9/27	375,000	379,575
μ6.50% 9/13/27	500,000	512,177
μ7.39% 11/2/28	600,000	637,372
Canadian Imperial Bank of Commerce
μ4.51% 9/11/27	190,000	189,786
μ4.86% 1/13/28	300,000	301,343
μ4.86% 3/30/29	150,000	150,536
5.24% 6/28/27	250,000	253,722
5.62% 7/17/26	300,000	304,224
5.93% 10/2/26	250,000	255,030
Citibank NA
4.93% 8/6/26	375,000	377,464
5.44% 4/30/26	405,000	409,361
5.49% 12/4/26	390,000	396,579
Citigroup, Inc.
μ3.07% 2/24/28	1,500,000	1,457,693
3.20% 10/21/26	500,000	490,155
3.40% 5/1/26	850,000	840,152
μ3.52% 10/27/28	500,000	485,972
μ3.67% 7/24/28	1,200,000	1,173,881
μ3.89% 1/10/28	750,000	740,749
μ4.79% 3/4/29	500,000	501,088
μCitizens Bank NA 4.58% 8/9/28	350,000	349,064
Commonwealth Bank of Australia
4.42% 3/14/28	250,000	251,107
4.58% 11/27/26	250,000	251,410
Cooperatieve Rabobank UA
4.33% 8/28/26	250,000	250,085
4.88% 1/21/28	250,000	253,734
5.04% 3/5/27	250,000	253,522
Deutsche Bank AG
μ2.55% 1/7/28	250,000	240,450
μ4.88% 12/1/32	250,000	244,621
5.37% 9/9/27	200,000	204,463
μ5.37% 1/10/29	165,000	166,822
μ5.71% 2/8/28	225,000	228,416
μ6.72% 1/18/29	350,000	366,293
μ7.15% 7/13/27	265,000	272,402
Discover Bank 3.45% 7/27/26	250,000	245,796
μFifth Third Bancorp 6.36% 10/27/28	100,000	103,906
Fifth Third Bank NA
2.25% 2/1/27	500,000	481,135
μ4.97% 1/28/28	250,000	251,421
First-Citizens Bank & Trust Co. 6.13% 3/9/28	150,000	155,938
LVIP SSGA Short-Term Bond Index Fund–2

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μGoldman Sachs Bank USA 5.41% 5/21/27	335,000	$338,173
μGoldman Sachs Group, Inc.
1.54% 9/10/27	1,000,000	956,727
1.95% 10/21/27	500,000	479,596
2.64% 2/24/28	1,750,000	1,689,142
3.62% 3/15/28	750,000	736,083
3.69% 6/5/28	750,000	735,671
4.39% 6/15/27	1,000,000	998,386
μHSBC Holdings PLC
2.01% 9/22/28	600,000	561,387
4.04% 3/13/28	750,000	740,612
4.76% 6/9/28	600,000	599,894
4.90% 3/3/29	285,000	285,669
5.13% 11/19/28	220,000	221,776
5.21% 8/11/28	350,000	353,464
5.60% 5/17/28	750,000	762,437
5.89% 8/14/27	750,000	761,827
6.16% 3/9/29	350,000	363,051
7.39% 11/3/28	500,000	531,393
μHuntington National Bank 4.55% 5/17/28	250,000	249,662
ING Groep NV
3.95% 3/29/27	500,000	494,230
μ4.02% 3/28/28	250,000	247,205
μ4.86% 3/25/29	200,000	200,726
μ6.08% 9/11/27	200,000	204,031
JPMorgan Chase & Co.
μ1.58% 4/22/27	1,000,000	969,663
μ2.18% 6/1/28	250,000	237,925
2.95% 10/1/26	750,000	735,212
3.20% 6/15/26	250,000	246,996
μ3.51% 1/23/29	500,000	485,972
μ3.54% 5/1/28	1,250,000	1,224,950
μ3.78% 2/1/28	1,000,000	986,566
4.13% 12/15/26	500,000	498,018
μ4.32% 4/26/28	1,500,000	1,492,658
μ4.51% 10/22/28	395,000	394,602
μ4.85% 7/25/28	1,500,000	1,509,582
μ5.04% 1/23/28	250,000	252,170
μ5.57% 4/22/28	245,000	249,896
μ6.07% 10/22/27	400,000	409,444
JPMorgan Chase Bank NA 5.11% 12/8/26	500,000	506,543
KeyBank NA 4.39% 12/14/27	250,000	248,178
KeyCorp 2.25% 4/6/27	250,000	238,354
Lloyds Banking Group PLC
μ1.63% 5/11/27	350,000	338,537
μ3.57% 11/7/28	500,000	485,567
μ3.75% 3/18/28	250,000	245,677
4.38% 3/22/28	250,000	247,760
μ5.09% 11/26/28	200,000	201,983
μ5.46% 1/5/28	500,000	506,388
μ5.87% 3/6/29	250,000	257,823
μ5.99% 8/7/27	220,000	223,611
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μM&T Bank Corp.
4.55% 8/16/28	150,000	$148,925
4.83% 1/16/29	45,000	45,021
Manufacturers & Traders Trust Co.
3.40% 8/17/27	150,000	145,409
4.70% 1/27/28	250,000	250,369
Mitsubishi UFJ Financial Group, Inc.
μ1.64% 10/13/27	200,000	191,342
μ2.34% 1/19/28	250,000	240,462
2.76% 9/13/26	250,000	244,039
3.68% 2/22/27	250,000	246,927
μ4.08% 4/19/28	600,000	594,357
μ5.02% 7/20/28	250,000	252,374
μ5.35% 9/13/28	500,000	509,382
μ5.42% 2/22/29	250,000	255,567
Mizuho Financial Group, Inc.
μ1.23% 5/22/27	350,000	336,849
μ1.55% 7/9/27	500,000	481,407
4.02% 3/5/28	250,000	246,860
μ5.41% 9/13/28	400,000	407,806
Morgan Stanley
μ1.59% 5/4/27	500,000	484,221
μ2.48% 1/21/28	1,350,000	1,301,892
3.13% 7/27/26	500,000	491,357
μ3.77% 1/24/29	250,000	244,532
μ4.21% 4/20/28	1,000,000	992,755
μ5.12% 2/1/29	500,000	506,851
μ5.65% 4/13/28	155,000	158,208
6.25% 8/9/26	250,000	255,834
μ6.30% 10/18/28	500,000	519,973
Morgan Stanley Bank NA
μ4.45% 10/15/27	625,000	624,214
4.75% 4/21/26	300,000	300,945
μ4.95% 1/14/28	775,000	779,847
μ4.97% 7/14/28	750,000	756,520
μ5.50% 5/26/28	280,000	285,168
5.88% 10/30/26	640,000	654,151
National Australia Bank Ltd.
2.50% 7/12/26	350,000	342,512
3.91% 6/9/27	250,000	248,048
4.50% 10/26/27	250,000	251,279
5.09% 6/11/27	250,000	254,135
μNational Bank of Canada
4.95% 2/1/28	250,000	251,674
5.60% 7/2/27	250,000	253,036
μNatWest Group PLC
1.64% 6/14/27	500,000	482,397
3.07% 5/22/28	250,000	241,893
5.52% 9/30/28	200,000	203,639
5.58% 3/1/28	450,000	457,531
PNC Bank NA 3.10% 10/25/27	250,000	242,236
LVIP SSGA Short-Term Bond Index Fund–3

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
PNC Financial Services Group, Inc.
1.15% 8/13/26	250,000	$239,272
2.60% 7/23/26	350,000	341,958
μ5.10% 7/23/27	100,000	100,567
μ5.30% 1/21/28	85,000	86,166
μ5.35% 12/2/28	500,000	510,160
μ6.62% 10/20/27	205,000	211,262
Royal Bank of Canada
1.40% 11/2/26	250,000	238,981
3.63% 5/4/27	500,000	492,862
4.24% 8/3/27	250,000	249,271
μ4.51% 10/18/27	160,000	159,925
μ4.52% 10/18/28	660,000	658,303
μ4.72% 3/27/28	290,000	290,781
μ4.97% 1/24/29	290,000	292,185
μ5.07% 7/23/27	545,000	548,293
5.20% 7/20/26	250,000	252,486
Santander Holdings USA, Inc.
μ2.49% 1/6/28	150,000	143,767
4.40% 7/13/27	250,000	248,033
μ5.47% 3/20/29	155,000	155,872
μ6.12% 5/31/27	375,000	379,723
μ6.50% 3/9/29	150,000	155,336
μSantander U.K. Group Holdings PLC
2.47% 1/11/28	850,000	816,852
6.53% 1/10/29	100,000	103,970
Standard Chartered Bank 4.85% 12/3/27	250,000	252,519
Sumitomo Mitsui Financial Group, Inc.
1.40% 9/17/26	350,000	335,032
2.63% 7/14/26	250,000	244,341
3.01% 10/19/26	1,000,000	978,125
3.35% 10/18/27	250,000	243,316
5.52% 1/13/28	750,000	769,973
5.88% 7/13/26	200,000	203,420
Synchrony Bank 5.63% 8/23/27	200,000	202,889
Toronto-Dominion Bank
1.25% 9/10/26	250,000	239,083
2.80% 3/10/27	250,000	242,279
4.57% 12/17/26	300,000	300,434
4.69% 9/15/27	400,000	402,610
4.86% 1/31/28	250,000	252,780
4.98% 4/5/27	700,000	707,376
5.26% 12/11/26	130,000	131,755
5.53% 7/17/26	700,000	709,243
Truist Bank 3.30% 5/15/26	250,000	246,429
μTruist Financial Corp.
4.87% 1/26/29	500,000	502,901
6.05% 6/8/27	115,000	116,914
μU.S. Bancorp
2.22% 1/27/28	250,000	239,950
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μU.S. Bancorp (continued)
4.55% 7/22/28	350,000	$350,048
4.65% 2/1/29	350,000	350,213
6.79% 10/26/27	750,000	774,908
μU.S. Bank NA 4.51% 10/22/27	250,000	249,698
UBS AG
5.00% 7/9/27	500,000	505,756
7.50% 2/15/28	500,000	538,436
UBS Group AG 4.55% 4/17/26	750,000	750,341
Wachovia Corp. 7.57% 8/1/26	500,000	519,047
Wells Fargo & Co.
μ2.39% 6/2/28	500,000	477,207
3.00% 4/22/26	750,000	738,612
μ3.20% 6/17/27	500,000	491,913
μ3.53% 3/24/28	1,250,000	1,224,828
μ3.58% 5/22/28	750,000	734,307
4.10% 6/3/26	500,000	496,938
μ4.81% 7/25/28	1,000,000	1,003,209
μ4.90% 1/24/28	390,000	392,199
μ5.71% 4/22/28	375,000	383,198
Wells Fargo Bank NA
5.25% 12/11/26	600,000	608,516
5.45% 8/7/26	250,000	253,440
Westpac Banking Corp.
1.15% 6/3/26	250,000	241,115
2.70% 8/19/26	250,000	244,812
3.35% 3/8/27	250,000	245,962
3.40% 1/25/28	250,000	244,429
4.04% 8/26/27	250,000	249,491
μ4.32% 11/23/31	600,000	594,893
4.60% 10/20/26	250,000	251,479
		102,719,176
Beverages–1.36%
Coca-Cola Co.
1.00% 3/15/28	250,000	228,787
1.45% 6/1/27	250,000	236,470
2.90% 5/25/27	250,000	244,122
Constellation Brands, Inc.
3.50% 5/9/27	250,000	244,567
3.70% 12/6/26	250,000	246,401
Diageo Capital PLC
5.30% 10/24/27	350,000	357,591
5.38% 10/5/26	250,000	253,462
Keurig Dr. Pepper, Inc.
2.55% 9/15/26	250,000	243,481
5.10% 3/15/27	225,000	227,507
Molson Coors Beverage Co. 3.00% 7/15/26	500,000	490,468
Pepsico Singapore Financing I Pte. Ltd. 4.65% 2/16/27	250,000	251,798
PepsiCo, Inc.
2.38% 10/6/26	200,000	194,849
3.00% 10/15/27	250,000	243,032
4.45% 2/7/28	250,000	251,612
LVIP SSGA Short-Term Bond Index Fund–4

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages (continued)
PepsiCo, Inc. (continued)
5.13% 11/10/26	130,000	$131,789
		3,845,936
Biotechnology–0.70%
Amgen, Inc.
2.20% 2/21/27	350,000	336,078
2.60% 8/19/26	350,000	341,598
5.15% 3/2/28	500,000	508,992
Bio-Rad Laboratories, Inc. 3.30% 3/15/27	250,000	243,807
Gilead Sciences, Inc.
1.20% 10/1/27	250,000	231,740
2.95% 3/1/27	250,000	243,570
Illumina, Inc. 4.65% 9/9/26	70,000	69,938
		1,975,723
Building Materials–0.42%
Lennox International, Inc. 1.70% 8/1/27	150,000	140,115
Martin Marietta Materials, Inc. 3.50% 12/15/27	250,000	243,380
Masco Corp. 1.50% 2/15/28	250,000	229,339
Owens Corning
3.40% 8/15/26	250,000	245,922
5.50% 6/15/27	70,000	71,357
Vulcan Materials Co. 3.90% 4/1/27	250,000	247,057
		1,177,170
Chemicals–0.73%
Albemarle Corp. 4.65% 6/1/27	250,000	247,934
Ecolab, Inc.
1.65% 2/1/27	150,000	143,204
3.25% 12/1/27	250,000	243,716
EIDP, Inc. 4.50% 5/15/26	180,000	180,184
Nutrien Ltd.
4.00% 12/15/26	250,000	247,903
4.50% 3/12/27	145,000	145,109
5.20% 6/21/27	110,000	111,286
RPM International, Inc. 3.75% 3/15/27	250,000	245,996
Sherwin-Williams Co. 3.45% 6/1/27	250,000	244,633
Westlake Corp. 3.60% 8/15/26	250,000	246,482
		2,056,447
Commercial Services–0.56%
Cintas Corp. No. 2 3.70% 4/1/27	250,000	246,638
Global Payments, Inc. 2.15% 1/15/27	250,000	239,424
GXO Logistics, Inc. 1.65% 7/15/26	250,000	240,160
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
PayPal Holdings, Inc.
2.65% 10/1/26	500,000	$488,697
4.45% 3/6/28	125,000	125,484
S&P Global, Inc. 2.45% 3/1/27	250,000	242,084
		1,582,487
Computers–2.86%
Apple, Inc.
2.05% 9/11/26	250,000	242,832
2.45% 8/4/26	1,000,000	977,649
2.90% 9/12/27	1,000,000	972,296
3.00% 6/20/27	250,000	244,271
3.35% 2/9/27	750,000	740,190
4.42% 5/8/26	180,000	180,001
Dell International LLC/EMC Corp.
4.75% 4/1/28	110,000	110,503
4.90% 10/1/26	500,000	501,940
6.02% 6/15/26	714,000	723,220
Hewlett Packard Enterprise Co.
1.75% 4/1/26	250,000	243,260
4.40% 9/25/27	340,000	338,967
4.45% 9/25/26	90,000	89,790
HP, Inc.
3.00% 6/17/27	250,000	241,659
4.75% 1/15/28	250,000	251,668
IBM International Capital Pte. Ltd. 4.60% 2/5/27	250,000	251,041
International Business Machines Corp.
1.70% 5/15/27	350,000	331,320
2.20% 2/9/27	150,000	144,337
3.30% 5/15/26	500,000	494,659
4.15% 7/27/27	250,000	248,828
4.65% 2/10/28	250,000	251,596
6.22% 8/1/27	250,000	260,193
Kyndryl Holdings, Inc. 2.05% 10/15/26	250,000	240,118
		8,080,338
Cosmetics & Personal Care–0.81%
Colgate-Palmolive Co. 3.10% 8/15/27	250,000	244,822
Conopco, Inc. 7.25% 12/15/26	250,000	261,684
Estee Lauder Cos., Inc. 3.15% 3/15/27	250,000	244,197
Kenvue, Inc. 5.05% 3/22/28	250,000	255,600
Procter & Gamble Co.
2.80% 3/25/27	250,000	244,174
2.85% 8/11/27	350,000	340,204
Unilever Capital Corp.
2.00% 7/28/26	350,000	340,475
3.50% 3/22/28	250,000	245,188
LVIP SSGA Short-Term Bond Index Fund–5

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Cosmetics & Personal Care (continued)
Unilever Capital Corp. (continued)
4.25% 8/12/27	100,000	$100,166
		2,276,510
Diversified Financial Services–4.62%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45% 10/29/26	1,500,000	1,449,588
3.65% 7/21/27	250,000	244,167
6.10% 1/15/27	250,000	255,623
Air Lease Corp.
1.88% 8/15/26	500,000	481,463
3.63% 4/1/27	250,000	244,449
5.30% 6/25/26	85,000	85,645
Ally Financial, Inc. 4.75% 6/9/27	250,000	249,869
American Express Co.
1.65% 11/4/26	250,000	239,508
2.55% 3/4/27	250,000	241,621
μ5.04% 7/26/28	500,000	506,293
μ5.10% 2/16/28	930,000	941,115
μ5.39% 7/28/27	250,000	252,664
μ5.65% 4/23/27	500,000	505,669
BlackRock Funding, Inc. 4.60% 7/26/27	170,000	171,337
Capital One Financial Corp.
3.65% 5/11/27	750,000	734,363
3.80% 1/31/28	150,000	146,787
μ4.93% 5/10/28	500,000	501,694
μ5.47% 2/1/29	250,000	254,183
μ7.15% 10/29/27	100,000	103,642
Charles Schwab Corp.
1.15% 5/13/26	350,000	337,914
2.00% 3/20/28	150,000	140,091
2.45% 3/3/27	350,000	337,681
3.20% 1/25/28	250,000	242,173
3.30% 4/1/27	250,000	244,972
5.88% 8/24/26	165,000	168,060
Discover Financial Services 4.10% 2/9/27	250,000	247,458
Intercontinental Exchange, Inc.
3.10% 9/15/27	200,000	194,179
4.00% 9/15/27	200,000	198,301
Jefferies Financial Group, Inc. 6.45% 6/8/27	250,000	258,900
LPL Holdings, Inc. 5.70% 5/20/27	200,000	203,293
Mastercard, Inc.
2.95% 11/21/26	250,000	245,305
4.55% 3/15/28	175,000	176,285
4.88% 3/9/28	500,000	509,770
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Nomura Holdings, Inc.
1.65% 7/14/26	350,000	$336,856
2.33% 1/22/27	250,000	239,954
ORIX Corp. 5.00% 9/13/27	200,000	202,189
Radian Group, Inc. 4.88% 3/15/27	250,000	249,904
Synchrony Financial 3.95% 12/1/27	250,000	243,763
Visa, Inc.
1.90% 4/15/27	250,000	239,220
2.75% 9/15/27	200,000	193,642
μVoya Financial, Inc. 4.70% 1/23/48	250,000	236,163
		13,055,753
Electric–5.02%
AEP Transmission Co. LLC 3.10% 12/1/26	250,000	244,713
Algonquin Power & Utilities Corp. 5.37% 6/15/26	250,000	251,439
Baltimore Gas & Electric Co. 2.40% 8/15/26	250,000	243,506
CenterPoint Energy, Inc. 5.25% 8/10/26	500,000	504,561
CMS Energy Corp. 3.45% 8/15/27	150,000	146,536
Commonwealth Edison Co. 2.95% 8/15/27	150,000	145,450
Connecticut Light & Power Co. 3.20% 3/15/27	250,000	244,838
Consumers Energy Co. 4.65% 3/1/28	100,000	100,798
DTE Electric Co. 4.85% 12/1/26	120,000	121,204
DTE Energy Co.
2.85% 10/1/26	250,000	243,741
4.95% 7/1/27	65,000	65,491
Duke Energy Carolinas LLC 2.95% 12/1/26	250,000	244,984
Duke Energy Corp.
2.65% 9/1/26	250,000	243,423
3.15% 8/15/27	350,000	339,481
4.30% 3/15/28	250,000	248,730
4.85% 1/5/27	110,000	110,719
Duke Energy Progress LLC 4.35% 3/6/27	65,000	65,224
Edison International 4.13% 3/15/28	100,000	96,153
Enel Americas SA 4.00% 10/25/26	100,000	98,948
Entergy Louisiana LLC 3.12% 9/1/27	400,000	388,052
Evergy Kansas Central, Inc.
2.55% 7/1/26	350,000	342,276
4.70% 3/13/28	65,000	65,228
LVIP SSGA Short-Term Bond Index Fund–6

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Eversource Energy
3.30% 1/15/28	250,000	$241,516
4.75% 5/15/26	125,000	125,057
5.00% 1/1/27	65,000	65,437
5.45% 3/1/28	150,000	153,270
Exelon Corp.
2.75% 3/15/27	250,000	241,949
5.15% 3/15/28	200,000	203,222
FirstEnergy Corp. 3.90% 7/15/27	500,000	491,637
Florida Power & Light Co. 4.45% 5/15/26	125,000	125,370
Fortis, Inc. 3.06% 10/4/26	300,000	293,101
Georgia Power Co.
3.25% 4/1/26	250,000	247,222
3.25% 3/30/27	250,000	244,676
5.00% 2/23/27	510,000	516,412
MidAmerican Energy Co. 3.10% 5/1/27	250,000	244,177
National Rural Utilities Cooperative Finance Corp.
1.00% 6/15/26	250,000	240,115
4.75% 2/7/28	190,000	191,881
4.80% 3/15/28	250,000	253,138
5.10% 5/6/27	250,000	253,596
5.60% 11/13/26	180,000	183,330
NextEra Energy Capital Holdings, Inc.
3.55% 5/1/27	500,000	490,429
4.63% 7/15/27	500,000	501,890
4.90% 2/28/28	250,000	252,356
NSTAR Electric Co. 3.20% 5/15/27	250,000	244,081
Pacific Gas & Electric Co.
2.10% 8/1/27	350,000	328,306
3.30% 3/15/27	250,000	242,879
Public Service Electric & Gas Co. 3.00% 5/15/27	250,000	243,595
Sempra
3.25% 6/15/27	150,000	145,404
5.40% 8/1/26	250,000	251,994
Southern California Edison Co.
4.40% 9/6/26	250,000	248,760
4.70% 6/1/27	250,000	249,762
5.85% 11/1/27	500,000	512,199
Southern Co. 5.11% 8/1/27	150,000	151,625
Union Electric Co. 2.95% 6/15/27	250,000	242,731
Virginia Electric & Power Co.
2.95% 11/15/26	250,000	244,528
3.50% 3/15/27	250,000	246,010
3.75% 5/15/27	250,000	246,737
WEC Energy Group, Inc. 5.60% 9/12/26	65,000	65,943
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Xcel Energy, Inc.
1.75% 3/15/27	100,000	$94,682
3.35% 12/1/26	250,000	245,057
4.75% 3/21/28	80,000	80,300
		14,199,869
Electrical Components & Equipment–0.12%
Emerson Electric Co. 1.80% 10/15/27	350,000	329,407
		329,407
Electronics–0.87%
Allegion U.S. Holding Co., Inc. 3.55% 10/1/27	250,000	243,182
Avnet, Inc. 6.25% 3/15/28	150,000	155,386
Flex Ltd. 6.00% 1/15/28	100,000	102,779
Honeywell International, Inc.
1.10% 3/1/27	250,000	235,507
2.50% 11/1/26	500,000	486,223
4.65% 7/30/27	200,000	201,362
Hubbell, Inc. 3.15% 8/15/27	250,000	242,128
Jabil, Inc.
3.95% 1/12/28	150,000	146,823
4.25% 5/15/27	250,000	248,256
Keysight Technologies, Inc. 4.60% 4/6/27	250,000	249,636
Tyco Electronics Group SA 3.13% 8/15/27	150,000	145,813
		2,457,095
Entertainment–0.34%
Warnermedia Holdings, Inc. 3.76% 3/15/27	1,000,000	975,358
		975,358
Environmental Control–0.25%
Waste Management, Inc.
1.15% 3/15/28	150,000	137,209
4.50% 3/15/28	150,000	150,926
4.95% 7/3/27	400,000	406,210
		694,345
Food–1.10%
Campbell's Co.
4.15% 3/15/28	250,000	247,428
5.20% 3/19/27	100,000	101,244
Conagra Brands, Inc. 5.30% 10/1/26	450,000	454,390
Flowers Foods, Inc. 3.50% 10/1/26	250,000	245,367
General Mills, Inc.
3.20% 2/10/27	150,000	146,642
4.70% 1/30/27	75,000	75,237
Hershey Co. 4.55% 2/24/28	85,000	85,795
LVIP SSGA Short-Term Bond Index Fund–7

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 2.50% 1/15/27	250,000	$240,410
Kraft Heinz Foods Co.
3.00% 6/1/26	250,000	245,573
3.88% 5/15/27	250,000	246,818
Kroger Co. 2.65% 10/15/26	300,000	291,688
McCormick & Co., Inc. 3.40% 8/15/27	150,000	146,627
Sysco Corp.
3.25% 7/15/27	150,000	145,992
3.30% 7/15/26	250,000	246,256
Tyson Foods, Inc. 3.55% 6/2/27	200,000	196,040
		3,115,507
Forest Products & Paper–0.09%
Celulosa Arauco y Constitucion SA 3.88% 11/2/27	250,000	243,225
		243,225
Gas–0.39%
CenterPoint Energy Resources Corp. 5.25% 3/1/28	150,000	152,907
National Fuel Gas Co. 3.95% 9/15/27	200,000	196,285
NiSource, Inc. 5.25% 3/30/28	250,000	254,543
Southern California Gas Co. 2.95% 4/15/27	250,000	242,743
Southwest Gas Corp. 5.45% 3/23/28	250,000	255,323
		1,101,801
Health Care Products–0.71%
Abbott Laboratories 3.75% 11/30/26	250,000	248,585
Agilent Technologies, Inc. 4.20% 9/9/27	200,000	198,832
Baxter International, Inc. 1.92% 2/1/27	550,000	524,610
Boston Scientific Corp. 4.00% 3/1/28	150,000	148,348
Medtronic Global Holdings SCA 4.25% 3/30/28	250,000	250,122
Stryker Corp. 4.70% 2/10/28	145,000	145,941
Thermo Fisher Scientific, Inc.
4.95% 8/10/26	250,000	252,189
5.00% 12/5/26	250,000	252,530
		2,021,157
Health Care Services–1.75%
Centene Corp. 4.25% 12/15/27	750,000	731,833
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
CommonSpirit Health 6.07% 11/1/27	500,000	$516,332
Elevance Health, Inc.
4.10% 3/1/28	250,000	247,319
4.50% 10/30/26	70,000	70,015
HCA, Inc.
3.13% 3/15/27	250,000	242,792
4.50% 2/15/27	350,000	348,794
5.00% 3/1/28	150,000	151,222
5.25% 6/15/26	350,000	351,023
5.38% 9/1/26	250,000	251,374
Humana, Inc. 5.75% 3/1/28	250,000	256,976
Kaiser Foundation Hospitals 3.15% 5/1/27	250,000	244,281
Laboratory Corp. of America Holdings
1.55% 6/1/26	250,000	241,486
3.60% 9/1/27	200,000	195,930
SSM Health Care Corp. 3.82% 6/1/27	250,000	246,196
UnitedHealth Group, Inc.
2.95% 10/15/27	250,000	241,942
3.70% 5/15/27	250,000	247,052
4.60% 4/15/27	250,000	251,653
4.75% 7/15/26	110,000	110,732
		4,946,952
Home Builders–0.26%
DR Horton, Inc. 1.40% 10/15/27	250,000	231,495
Lennar Corp. 4.75% 11/29/27	250,000	250,299
Toll Brothers Finance Corp. 4.88% 3/15/27	250,000	250,050
		731,844
Household Products Wares–0.15%
Clorox Co. 3.10% 10/1/27	250,000	242,431
Kimberly-Clark Corp. 1.05% 9/15/27	200,000	185,430
		427,861
Insurance–1.08%
American National Group, Inc. 5.00% 6/15/27	250,000	249,937
Aon North America, Inc. 5.13% 3/1/27	95,000	96,026
Arch Capital Finance LLC 4.01% 12/15/26	250,000	247,003
Brighthouse Financial, Inc. 3.70% 6/22/27	250,000	244,719
Chubb INA Holdings LLC 3.35% 5/3/26	350,000	346,226
Corebridge Financial, Inc.
3.65% 4/5/27	250,000	245,619
μ6.88% 12/15/52	250,000	255,487
LVIP SSGA Short-Term Bond Index Fund–8

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
F&G Annuities & Life, Inc. 7.40% 1/13/28	250,000	$260,744
Marsh & McLennan Cos., Inc. 4.55% 11/8/27	80,000	80,377
Old Republic International Corp. 3.88% 8/26/26	250,000	247,183
Principal Financial Group, Inc. 3.10% 11/15/26	250,000	244,293
μPrudential Financial, Inc. 4.50% 9/15/47	400,000	390,153
RenaissanceRe Finance, Inc. 3.45% 7/1/27	150,000	146,531
		3,054,298
Internet–1.87%
Alibaba Group Holding Ltd. 3.40% 12/6/27	500,000	486,831
Alphabet, Inc. 2.00% 8/15/26	500,000	485,862
Amazon.com, Inc.
1.00% 5/12/26	500,000	483,289
1.20% 6/3/27	250,000	235,072
3.15% 8/22/27	1,000,000	977,872
3.30% 4/13/27	500,000	491,603
Baidu, Inc.
1.63% 2/23/27	250,000	237,845
3.63% 7/6/27	250,000	246,161
4.38% 3/29/28	150,000	149,503
Booking Holdings, Inc. 3.60% 6/1/26	250,000	247,800
eBay, Inc. 1.40% 5/10/26	350,000	338,366
Expedia Group, Inc. 4.63% 8/1/27	150,000	149,922
Meta Platforms, Inc. 3.50% 8/15/27	500,000	492,903
Netflix, Inc. 4.38% 11/15/26	250,000	250,440
		5,273,469
Investment Companies–1.67%
ARES Capital Corp.
2.15% 7/15/26	250,000	241,120
2.88% 6/15/27	150,000	143,459
Blackstone Private Credit Fund
2.63% 12/15/26	750,000	718,261
3.25% 3/15/27	250,000	240,881
4.95% 9/26/27	110,000	108,951
Blackstone Secured Lending Fund 2.75% 9/16/26	500,000	482,900
Blue Owl Capital Corp. 3.40% 7/15/26	500,000	488,383
Blue Owl Credit Income Corp. 7.75% 9/16/27	200,000	208,739
Blue Owl Technology Finance Corp. 6.10% 3/15/28	150,000	149,608
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Investment Companies (continued)
FS KKR Capital Corp.
2.63% 1/15/27	250,000	$238,618
3.25% 7/15/27	200,000	191,430
Goldman Sachs BDC, Inc. 6.38% 3/11/27	325,000	332,943
Golub Capital BDC, Inc.
2.05% 2/15/27	100,000	94,214
2.50% 8/24/26	250,000	240,825
Main Street Capital Corp.
3.00% 7/14/26	250,000	242,370
6.50% 6/4/27	60,000	61,228
Morgan Stanley Direct Lending Fund 4.50% 2/11/27	150,000	148,398
New Mountain Finance Corp. 6.20% 10/15/27	250,000	252,176
Oaktree Specialty Lending Corp. 2.70% 1/15/27	150,000	142,529
		4,727,033
Iron & Steel–0.17%
ArcelorMittal SA 6.55% 11/29/27	250,000	260,294
Steel Dynamics, Inc. 1.65% 10/15/27	250,000	232,545
		492,839
Lodging–0.46%
Hyatt Hotels Corp.
5.05% 3/30/28	85,000	85,376
5.75% 1/30/27	150,000	152,599
Las Vegas Sands Corp. 5.90% 6/1/27	500,000	508,069
Marriott International, Inc.
5.00% 10/15/27	250,000	253,111
5.45% 9/15/26	65,000	65,719
Sands China Ltd. 2.30% 3/8/27	250,000	236,840
		1,301,714
Machinery Construction & Mining–0.72%
Caterpillar Financial Services Corp.
1.15% 9/14/26	250,000	239,168
3.60% 8/12/27	250,000	246,410
4.35% 5/15/26	250,000	250,421
4.40% 10/15/27	500,000	501,887
4.40% 3/3/28	250,000	250,672
4.45% 10/16/26	180,000	180,750
4.50% 1/7/27	100,000	100,447
5.00% 5/14/27	250,000	253,970
		2,023,725
Machinery Diversified–1.10%
CNH Industrial Capital LLC
1.45% 7/15/26	250,000	240,450
LVIP SSGA Short-Term Bond Index Fund–9

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Diversified (continued)
CNH Industrial Capital LLC (continued)
4.50% 10/8/27	115,000	$114,462
John Deere Capital Corp.
1.50% 3/6/28	250,000	231,660
1.70% 1/11/27	150,000	143,591
2.80% 9/8/27	400,000	387,074
3.05% 1/6/28	250,000	243,065
4.20% 7/15/27	125,000	125,088
4.50% 1/8/27	250,000	251,460
4.50% 1/8/27	100,000	100,584
4.65% 1/7/28	85,000	86,054
4.75% 6/8/26	110,000	110,647
4.85% 3/5/27	250,000	253,055
4.90% 6/11/27	220,000	223,040
5.15% 9/8/26	100,000	101,358
Westinghouse Air Brake Technologies Corp. 3.45% 11/15/26	250,000	245,727
Xylem, Inc. 3.25% 11/1/26	250,000	245,442
		3,102,757
Media–1.04%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.20% 3/15/28	250,000	245,170
6.15% 11/10/26	240,000	244,870
Comcast Corp.
2.35% 1/15/27	250,000	241,589
3.30% 2/1/27	250,000	245,668
3.30% 4/1/27	250,000	245,254
Discovery Communications LLC 3.95% 3/20/28	250,000	240,222
FactSet Research Systems, Inc. 2.90% 3/1/27	250,000	242,133
Paramount Global 2.90% 1/15/27	500,000	483,752
TCI Communications, Inc. 7.13% 2/15/28	250,000	268,523
TWDC Enterprises 18 Corp.
1.85% 7/30/26	250,000	242,272
2.95% 6/15/27	250,000	243,216
		2,942,669
Mining–0.20%
BHP Billiton Finance USA Ltd.
4.75% 2/28/28	150,000	151,597
5.25% 9/8/26	250,000	253,144
Kinross Gold Corp. 4.50% 7/15/27	150,000	149,402
		554,143
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Miscellaneous Manufacturing–0.47%
3M Co. 2.88% 10/15/27	500,000	$481,340
Eaton Corp. 3.10% 9/15/27	200,000	194,406
Illinois Tool Works, Inc. 2.65% 11/15/26	250,000	244,376
Parker-Hannifin Corp. 4.25% 9/15/27	400,000	399,115
		1,319,237
Office Business Equipment–0.17%
CDW LLC/CDW Finance Corp. 2.67% 12/1/26	500,000	482,276
		482,276
Oil & Gas–2.55%
BP Capital Markets America, Inc.
3.12% 5/4/26	350,000	345,232
3.59% 4/14/27	250,000	246,452
5.02% 11/17/27	250,000	254,062
BP Capital Markets PLC 3.28% 9/19/27	400,000	390,361
Canadian Natural Resources Ltd. 3.85% 6/1/27	250,000	246,007
Cenovus Energy, Inc. 4.25% 4/15/27	250,000	247,910
Chevron Corp.
2.00% 5/11/27	500,000	478,259
2.95% 5/16/26	250,000	246,487
Chevron USA, Inc.
1.02% 8/12/27	150,000	139,621
4.41% 2/26/27	210,000	211,351
4.48% 2/26/28	250,000	251,760
Continental Resources, Inc. 4.38% 1/15/28	250,000	245,012
Coterra Energy, Inc. 3.90% 5/15/27	250,000	246,116
Diamondback Energy, Inc. 5.20% 4/18/27	350,000	354,288
Eni USA, Inc. 7.30% 11/15/27	250,000	266,386
EQT Corp. 3.90% 10/1/27	350,000	343,738
Exxon Mobil Corp. 2.28% 8/16/26	250,000	243,830
Helmerich & Payne, Inc. 4.65% 12/1/27	250,000	249,479
Hess Corp. 4.30% 4/1/27	250,000	248,746
Occidental Petroleum Corp. 5.00% 8/1/27	335,000	336,118
Patterson-UTI Energy, Inc. 3.95% 2/1/28	200,000	194,525
Phillips 66 3.90% 3/15/28	250,000	245,651
Phillips 66 Co. 3.55% 10/1/26	250,000	246,572
Shell International Finance BV
2.50% 9/12/26	250,000	244,270
2.88% 5/10/26	500,000	492,668
LVIP SSGA Short-Term Bond Index Fund–10

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Valero Energy Corp. 2.15% 9/15/27	200,000	$188,931
		7,203,832
Oil & Gas Services–0.08%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc. 2.06% 12/15/26	250,000	240,816
		240,816
Packaging & Containers–0.22%
Amcor Flexibles North America, Inc. 4.80% 3/17/28	75,000	75,407
Berry Global, Inc. 1.65% 1/15/27	250,000	237,164
Sonoco Products Co. 4.45% 9/1/26	75,000	74,762
WRKCo, Inc. 4.00% 3/15/28	250,000	245,138
		632,471
Pharmaceuticals–4.37%
AbbVie, Inc.
2.95% 11/21/26	750,000	734,154
3.20% 5/14/26	350,000	345,560
4.65% 3/15/28	270,000	272,190
4.80% 3/15/27	575,000	580,717
Astrazeneca Finance LLC
1.20% 5/28/26	250,000	241,563
4.80% 2/26/27	320,000	323,388
4.88% 3/3/28	250,000	254,181
AstraZeneca PLC 3.13% 6/12/27	250,000	244,568
Becton Dickinson & Co. 3.70% 6/6/27	250,000	245,614
Bristol-Myers Squibb Co.
3.25% 2/27/27	500,000	492,031
4.90% 2/22/27	515,000	521,457
Cardinal Health, Inc.
3.41% 6/15/27	250,000	244,509
4.70% 11/15/26	250,000	251,030
Cencora, Inc. 3.45% 12/15/27	250,000	243,317
CVS Health Corp.
1.30% 8/21/27	500,000	461,755
2.88% 6/1/26	500,000	489,957
3.63% 4/1/27	850,000	833,912
4.30% 3/25/28	500,000	493,972
Eli Lilly & Co.
3.10% 5/15/27	250,000	244,584
4.15% 8/14/27	175,000	175,098
4.55% 2/12/28	170,000	171,680
Johnson & Johnson
0.95% 9/1/27	400,000	371,830
2.90% 1/15/28	150,000	145,309
2.95% 3/3/27	250,000	245,140
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Johnson & Johnson (continued)
4.50% 3/1/27	135,000	$136,136
4.55% 3/1/28	135,000	136,485
McKesson Corp. 1.30% 8/15/26	250,000	240,095
Merck & Co., Inc. 1.70% 6/10/27	350,000	332,230
Novartis Capital Corp.
2.00% 2/14/27	350,000	337,178
3.10% 5/17/27	250,000	244,856
Pfizer Investment Enterprises Pte. Ltd. 4.45% 5/19/26	585,000	585,941
Pfizer, Inc. 3.00% 12/15/26	500,000	489,943
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/26	500,000	490,789
Utah Acquisition Sub, Inc. 3.95% 6/15/26	302,000	297,947
Viatris, Inc. 2.30% 6/22/27	250,000	235,386
Zoetis, Inc. 3.00% 9/12/27	200,000	193,416
		12,347,918
Pipelines–2.72%
Boardwalk Pipelines LP 4.45% 7/15/27	100,000	99,381
Cheniere Corpus Christi Holdings LLC 5.13% 6/30/27	250,000	252,055
DCP Midstream Operating LP 5.63% 7/15/27	150,000	152,509
Enbridge, Inc.
1.60% 10/4/26	200,000	191,346
3.70% 7/15/27	150,000	147,250
5.25% 4/5/27	180,000	182,263
5.90% 11/15/26	110,000	112,214
Energy Transfer LP
4.40% 3/15/27	250,000	249,193
5.50% 6/1/27	250,000	253,803
5.55% 2/15/28	250,000	255,906
6.05% 12/1/26	500,000	510,894
Enterprise Products Operating LLC
3.95% 2/15/27	150,000	149,193
4.60% 1/11/27	400,000	402,162
μ5.25% 8/16/77	250,000	246,143
Kinder Morgan, Inc. 4.30% 3/1/28	250,000	248,153
MPLX LP
4.00% 3/15/28	250,000	245,474
4.25% 12/1/27	250,000	247,795
Northwest Pipeline LLC 4.00% 4/1/27	500,000	494,451
ONEOK, Inc.
4.00% 7/13/27	150,000	148,164
4.25% 9/24/27	150,000	148,671
LVIP SSGA Short-Term Bond Index Fund–11

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
ONEOK, Inc. (continued)
5.55% 11/1/26	250,000	$253,318
Plains All American Pipeline LP/PAA Finance Corp. 4.50% 12/15/26	250,000	249,823
Sabine Pass Liquefaction LLC
4.20% 3/15/28	250,000	247,187
5.00% 3/15/27	250,000	251,134
5.88% 6/30/26	250,000	252,154
South Bow USA Infrastructure Holdings LLC 4.91% 9/1/27	200,000	200,083
Spectra Energy Partners LP 3.38% 10/15/26	250,000	245,503
Targa Resources Corp. 5.20% 7/1/27	250,000	252,959
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00% 1/15/28	250,000	250,056
TC PipeLines LP 3.90% 5/25/27	250,000	245,838
Tennessee Gas Pipeline Co. LLC 7.00% 3/15/27	250,000	260,121
Western Midstream Operating LP 4.65% 7/1/26	250,000	249,778
		7,694,974
Private Equity–0.12%
Brookfield Finance, Inc. 3.90% 1/25/28	350,000	343,775
		343,775
Real Estate Investment Trusts–4.29%
Alexandria Real Estate Equities, Inc. 3.95% 1/15/28	250,000	245,809
American Homes 4 Rent LP 4.25% 2/15/28	250,000	247,390
American Tower Corp.
1.50% 1/31/28	350,000	321,375
1.60% 4/15/26	250,000	242,488
3.13% 1/15/27	150,000	146,113
3.38% 10/15/26	350,000	343,698
3.65% 3/15/27	250,000	245,772
5.50% 3/15/28	150,000	153,546
AvalonBay Communities, Inc.
2.90% 10/15/26	150,000	146,568
3.35% 5/15/27	250,000	244,439
Boston Properties LP
2.75% 10/1/26	500,000	484,729
6.75% 12/1/27	250,000	261,460
Brixmor Operating Partnership LP 3.90% 3/15/27	500,000	491,464
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Crown Castle, Inc.
1.05% 7/15/26	250,000	$238,303
2.90% 3/15/27	350,000	338,049
3.65% 9/1/27	200,000	194,844
3.70% 6/15/26	250,000	247,004
3.80% 2/15/28	100,000	97,311
4.00% 3/1/27	250,000	246,546
Digital Realty Trust LP 5.55% 1/15/28	250,000	255,904
DOC Dr. LLC 4.30% 3/15/27	250,000	248,625
EPR Properties 4.75% 12/15/26	250,000	248,850
Equinix, Inc.
1.45% 5/15/26	250,000	241,616
1.55% 3/15/28	250,000	229,393
ERP Operating LP
2.85% 11/1/26	250,000	243,964
3.25% 8/1/27	150,000	145,897
Federal Realty OP LP 3.25% 7/15/27	150,000	145,451
GLP Capital LP/GLP Financing II, Inc. 5.38% 4/15/26	250,000	250,785
Healthcare Realty Holdings LP 3.75% 7/1/27	250,000	244,651
Highwoods Realty LP 3.88% 3/1/27	250,000	245,145
Kimco Realty OP LLC 2.80% 10/1/26	300,000	292,414
Kite Realty Group LP 4.00% 10/1/26	100,000	98,930
Mid-America Apartments LP 1.10% 9/15/26	250,000	238,194
NNN REIT, Inc. 3.60% 12/15/26	250,000	246,207
Omega Healthcare Investors, Inc.
4.50% 4/1/27	250,000	248,818
4.75% 1/15/28	250,000	249,397
Prologis LP
2.13% 4/15/27	250,000	239,157
3.25% 10/1/26	200,000	196,744
Realty Income Corp.
3.00% 1/15/27	500,000	487,375
3.40% 1/15/28	250,000	242,706
Simon Property Group LP
1.75% 2/1/28	250,000	232,054
3.25% 11/30/26	250,000	245,380
Store Capital LLC 4.50% 3/15/28	150,000	147,542
Tanger Properties LP 3.88% 7/15/27	200,000	196,299
UDR, Inc. 3.50% 1/15/28	250,000	242,524
Ventas Realty LP
3.85% 4/1/27	250,000	246,572
LVIP SSGA Short-Term Bond Index Fund–12

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Ventas Realty LP (continued)
4.00% 3/1/28	200,000	$196,605
VICI Properties LP 4.75% 4/1/28	130,000	130,258
Welltower OP LLC 4.25% 4/1/26	250,000	249,290
Weyerhaeuser Co. 6.95% 10/1/27	250,000	264,044
		12,127,699
Retail–2.01%
AutoNation, Inc. 3.80% 11/15/27	250,000	243,759
AutoZone, Inc. 5.05% 7/15/26	190,000	191,360
Costco Wholesale Corp. 1.38% 6/20/27	250,000	235,628
Darden Restaurants, Inc. 4.35% 10/15/27	325,000	322,604
Dollar General Corp. 3.88% 4/15/27	250,000	246,657
Home Depot, Inc.
2.13% 9/15/26	250,000	242,780
2.50% 4/15/27	250,000	241,715
2.88% 4/15/27	250,000	243,436
4.88% 6/25/27	585,000	593,226
4.95% 9/30/26	170,000	171,777
5.15% 6/25/26	115,000	116,263
Lowe's Cos., Inc.
2.50% 4/15/26	250,000	245,208
3.10% 5/3/27	250,000	243,133
3.35% 4/1/27	250,000	244,790
4.80% 4/1/26	100,000	100,292
McDonald's Corp. 3.50% 7/1/27	250,000	245,414
O'Reilly Automotive, Inc.
3.60% 9/1/27	200,000	195,857
5.75% 11/20/26	125,000	127,291
Starbucks Corp.
3.50% 3/1/28	250,000	244,018
4.85% 2/8/27	250,000	251,873
TJX Cos., Inc. 2.25% 9/15/26	250,000	243,079
Walmart, Inc.
1.05% 9/17/26	250,000	239,411
3.05% 7/8/26	250,000	246,935
4.00% 4/15/26	200,000	199,711
		5,676,217
Semiconductors–1.71%
Analog Devices, Inc. 3.50% 12/5/26	250,000	246,804
Applied Materials, Inc. 3.30% 4/1/27	250,000	245,681
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.88% 1/15/27	500,000	$494,420
Broadcom, Inc.
1.95% 2/15/28	250,000	232,547
3.46% 9/15/26	250,000	246,490
5.05% 7/12/27	250,000	253,151
Intel Corp.
2.60% 5/19/26	250,000	244,533
3.15% 5/11/27	250,000	242,342
3.75% 8/5/27	250,000	244,811
Microchip Technology, Inc. 4.90% 3/15/28	250,000	250,748
Micron Technology, Inc. 4.19% 2/15/27	200,000	198,443
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15% 5/1/27	250,000	242,867
4.40% 6/1/27	250,000	249,328
QUALCOMM, Inc. 3.25% 5/20/27	250,000	245,252
Skyworks Solutions, Inc. 1.80% 6/1/26	250,000	240,664
Texas Instruments, Inc. 4.60% 2/8/27	120,000	121,013
TSMC Arizona Corp.
1.75% 10/25/26	350,000	335,974
3.88% 4/22/27	500,000	494,947
		4,830,015
Software–2.06%
Adobe, Inc.
2.15% 2/1/27	150,000	144,653
4.75% 1/17/28	250,000	253,652
4.85% 4/4/27	85,000	86,144
Fiserv, Inc.
2.25% 6/1/27	250,000	238,460
3.20% 7/1/26	250,000	246,009
5.15% 3/15/27	215,000	217,101
5.45% 3/2/28	250,000	255,672
Intuit, Inc. 5.25% 9/15/26	200,000	202,346
Microsoft Corp.
2.40% 8/8/26	750,000	733,461
3.30% 2/6/27	500,000	493,568
3.40% 6/15/27	500,000	493,241
Oracle Corp.
2.80% 4/1/27	1,000,000	968,515
3.25% 11/15/27	250,000	242,354
Take-Two Interactive Software, Inc. 4.95% 3/28/28	250,000	252,635
VMware LLC 3.90% 8/21/27	750,000	736,904
Workday, Inc. 3.50% 4/1/27	250,000	245,120
		5,809,835
LVIP SSGA Short-Term Bond Index Fund–13

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications–2.06%
AT&T, Inc.
1.65% 2/1/28	250,000	$231,265
2.30% 6/1/27	500,000	477,928
2.95% 7/15/26	250,000	245,130
3.80% 2/15/27	150,000	148,131
4.25% 3/1/27	250,000	248,951
Cisco Systems, Inc.
4.55% 2/24/28	565,000	569,778
4.80% 2/26/27	315,000	318,789
Rogers Communications, Inc. 2.90% 11/15/26	250,000	243,316
Telefonica Emisiones SA 4.10% 3/8/27	250,000	247,920
TELUS Corp. 3.70% 9/15/27	200,000	195,986
T-Mobile USA, Inc.
2.05% 2/15/28	250,000	233,496
3.75% 4/15/27	1,250,000	1,231,905
4.95% 3/15/28	350,000	354,024
Verizon Communications, Inc.
2.10% 3/22/28	500,000	467,376
4.13% 3/16/27	600,000	596,905
		5,810,900
Toys Games Hobbies–0.16%
Hasbro, Inc.
3.50% 9/15/27	200,000	194,369
3.55% 11/19/26	250,000	245,375
		439,744
Transportation–0.65%
Canadian Pacific Railway Co. 1.75% 12/2/26	250,000	239,208
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
CSX Corp.
2.60% 11/1/26	250,000	$243,426
3.25% 6/1/27	250,000	244,371
Kirby Corp. 4.20% 3/1/28	250,000	245,837
Ryder System, Inc.
2.90% 12/1/26	250,000	243,129
5.30% 3/15/27	110,000	111,435
5.65% 3/1/28	250,000	257,198
United Parcel Service, Inc. 2.40% 11/15/26	250,000	242,878
		1,827,482
Trucking & Leasing–0.03%
GATX Corp. 5.40% 3/15/27	80,000	81,016
		81,016
Total Corporate Bonds (Cost $277,110,300)		279,484,169

	Number of Shares
MONEY MARKET FUND–5.02%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.29%)	14,189,711	14,189,711
Total Money Market Fund (Cost $14,189,711)		14,189,711

TOTAL INVESTMENTS–103.93% (Cost $291,300,011)	293,673,880

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(3.93%)	(11,101,638)
NET ASSETS APPLICABLE TO 28,289,918 SHARES OUTSTANDING–100.00%	$282,572,242

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2025. Rate will reset at a future date.

Summary of Abbreviations:
HSBC–Hong Kong and Shanghai Banking Corporation
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
LVIP SSGA Short-Term Bond Index Fund–14